Financial Risk Management - Additional Information (Details) - KRW (₩)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 15,878,000,000	₩ 13,617,000,000
Financial liabilities	10,542,000,000	8,631,000,000
Variable Interest Rate
Disclosure Of Financial Instruments [Line Items]
Borrowings	₩ 0	₩ 0
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Foreign exchange risk movement in currency percentage	10.00%
Price Risk
Disclosure Of Financial Instruments [Line Items]
Financial assets	₩ 0
Financial liabilities	₩ 0